Organization and Description of Business (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Organization and Description Of Business (Textual)
Converted Share of Common Stock	1
Common stock, par value	$ 0.001	$ 0.001